LONG TERM LOAN (Details Narrative) - USD ($)				12 Months Ended
	Oct. 12, 2022	Aug. 25, 2020	Jul. 19, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense				$ 15,972	$ 15,000	$ 24,380
Loan Agreement [Member] | Thalesco Eurotronics Pte Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan facility amount			$ 2,000,000
Maturity date description			original maturity date on July 30, 2017, and renewed until July 30, 2020, to finance the drilling of one well in Kruh Block
Maturity date			Jul. 30, 2017
Interest rate			1.50%
Repaid of loan	$ 1,000,000	$ 1,000,000